PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

July 9, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Counselor Series Trust (Invesco Counselor Series Trust)
CIK No. 0001112996

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing risk/return summary information in an interactive data format relating to the supplement for Invesco California Tax-Free Income Fund and Invesco Pennsylvania Tax Free Income Fund as filed pursuant to Rule 497(e) under the 1933 Act on June 28, 2019 (Accession Number: 0001193125-19-185636).

Please direct any comments or questions to me at (713) 214-7888.

Very truly yours,

/s/ Peter Davidson

Peter Davidson

Associate General Counsel